CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ (2,038,536)	$ (279,280)	¥ (1,957,543)	¥ (2,008,005)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	489,295	67,033	515,724	496,958
Share-based compensation	90,703	12,426	163,153	218,730
Foreign exchange gain	(10)	(1)	(63)	(7,419)
Losses/(gains) from disposal of property and equipment	(32)	(4)	715	546
Changes on unrealized (gains)/losses from wealth management products	5,425	743	(2,756)	(2,175)
Impairment loss of goodwill			957,605
Impairment loss of intangible assets	1,058,686	145,039
Inventory write-down	122	17		297
Provision for credit losses	30,871	4,229	42,354	10,651
Changes in operating assets and liabilities:
Accounts receivable	(67,064)	(9,187)	(115,620)	28,171
Inventories	(2,270)	(311)	(444)	(2,779)
Amount due from related parties	(79,778)	(10,930)	(226,093)	(220,319)
Prepayments and other current assets	(108,677)	(14,887)	143,900	(53,236)
Operating lease right-of-use assets	(24,609)	(3,371)	21,257	39,219
Other non-current assets	299	41	7,711	(4,449)
Accounts payable	3,120	427	(4,783)	(9)
Payable to riders and drivers	141,921	19,443	73,003	213,337
Amount due to related parties	(186,020)	(25,485)	43,036	75,243
Accrued expenses and other current liabilities	(377,782)	(51,754)	(11,084)	315,779
Deferred tax liabilities	(16,979)	(2,326)	(5,009)	(5,012)
Operating lease liabilities	24,892	3,410	(25,901)	(40,968)
Net cash used in operating activities	(1,056,423)	(144,728)	(380,838)	(945,440)
Cash flows from investing activities:
Proceeds from disposal of short-term investments	2,615,107	358,268	2,754,169	3,694,301
Purchase of short-term investments	(1,066,470)	(146,106)	(1,578,399)	(4,670,101)
Purchase of property and equipment and intangible assets	(6,022)	(825)	(7,248)	(3,743)
Proceeds from disposal of property and equipment			634	917
Loan provided to third party companies			(1,177,500)	(1,103,500)
Loan settled by third party companies (see Note 5)	240,000	32,880	1,223,200	1,055,733
Net cash (used in)/provided by investing activities	1,782,615	244,217	1,214,856	(1,026,393)
Cash flows from financing activities:
Proceeds from short-term loan				600,000
Repayment of short-term loan			(100,000)	(600,000)
Issuance of ordinary shares				3,451,921
Proceeds from exercise of share options	41	6	12,806	10,665
Cash paid for and prepayment of share repurchase	(81,108)	(11,112)		(401,566)
(Payment of)/proceeds from stock sold on behalf of employees			1,996	(6,166)
Net cash provided/(used in) by financing activities	(81,067)	(11,106)	(85,198)	3,054,854
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	23,231	3,181	(4,450)	13,998
Net increase in cash, cash equivalents and restricted cash	668,356	91,564	744,370	1,097,019
Cash and cash equivalents and restricted cash, beginning of the year	2,412,239	330,475	1,667,869	570,850
Cash and cash equivalents and restricted cash, end of the year	¥ 3,080,595	$ 422,039	¥ 2,412,239	¥ 1,667,869